Other Current Assets - Net - Additional Information (Detail)				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2013 Probable loss CNY	Dec. 31, 2013 Advances to suppliers CNY
Other Assets, Current [Line Items]
Other receivables - net	$ 4,471,000	27,740,000	33,544,000		104,504,000
Full provision for receivable				104,504,000